CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Investments:
Fixed maturities, at fair value (amortized cost: 2013, $27,111,874; 2012, $26,544,806)	$ 27,500,136		$ 27,846,920
Equity securities, at fair value (cost: 2013, $903,201; 2012, $617,486)	1,040,237		649,359
Short-term investments, at fair value (amortized cost: 2013, $455,470; 2012, $322,563)	456,288		322,703
Total investments available for sale	28,996,661		28,818,982
Fixed maturities, held to maturity at amortized cost (fair value: 2013, $3,131,235; 2012, $3,262,804)	2,858,695		2,814,447
Investments in affiliates	1,370,943		1,126,875
Other investments	1,164,630		1,219,879
Total investments	34,390,929		33,980,183
Cash and cash equivalents	1,800,832		2,618,378
Accrued investment income	346,809		342,778
Deferred acquisition costs	670,659		675,653
Ceded unearned premiums	788,871		587,074
Premiums receivable	2,612,602		2,568,862
Reinsurance balances receivable	118,885		58,428
Unpaid losses and loss expenses recoverable	3,435,230		3,382,102
Receivable from investments sold	144,765		16,002
Goodwill and other intangible assets	411,611		408,527
Deferred tax asset	237,884		166,143
Other assets	693,810		582,765
Total assets	45,652,887		45,386,895
Liabilities:
Unpaid losses and loss expenses	20,481,065		20,484,121
Deposit liabilities	1,509,243		1,551,398
Future policy benefit reserves	4,803,816		4,812,046
Unearned premiums	3,846,526		3,755,086
Notes payable and debt	2,263,203	[1]	1,672,778	[1]
Reinsurance balances payable	302,399		143,112
Payable for investments purchased	60,162		102,113
Deferred tax liability	86,330		141,803
Other liabilities	950,845		868,036
Total liabilities	34,303,589		33,530,493
Commitments and Contingencies
Shareholders' Equity:
Ordinary shares, 999,990,000 authorized, par value $0.01; issued and outstanding (2013, 278,253,308; 2012, 298,681,573)	2,783		2,987
Additional paid in capital	7,994,100		8,584,752
Accumulated other comprehensive income	736,657		1,520,020
Retained earnings	1,264,093		402,318
Shareholders' equity attributable to XL Group plc	9,997,633		10,510,077
Non-controlling interest in equity of consolidated subsidiaries	1,351,665		1,346,325
Total shareholders' equity	11,349,298		11,856,402
Total liabilities and shareholders' equity	$ 45,652,887		$ 45,386,895

[1]	“In Use” and “Outstanding” data represent December 31, 2013 and 2012 accreted values.